Costs and Operating Expenses - Summary of Share-Based Compensation Expense (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
SHARE-BASED COMPENSATION	₸ (15,476)	₸ (16,963)	₸ (20,859)
Cost of Goods and Services
Disclosure of attribution of expenses by nature to their function [line items]
SHARE-BASED COMPENSATION	(1,093)	(1,342)	(1,747)
Technology & Product Development
Disclosure of attribution of expenses by nature to their function [line items]
SHARE-BASED COMPENSATION	(10,658)	(10,070)	(10,410)
Sales & Marketing
Disclosure of attribution of expenses by nature to their function [line items]
SHARE-BASED COMPENSATION	(516)	(542)	(686)
General & Administrative Expenses
Disclosure of attribution of expenses by nature to their function [line items]
SHARE-BASED COMPENSATION	₸ (3,209)	₸ (5,009)	₸ (8,016)